Short-term debt (Details)	Dec. 10, 2021 USD ($)	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Ratio of net indebtedness to EBITDA		1.39
Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (lower than)		3.00
Line of credit, current		$ 0
Revolving Credit Facility | JPMorgan
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 25,000,000
Revolving Credit Facility | JPMorgan | SOFR
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)	3.10%